UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:


   Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ________________ to ________________

   Rule 15Ga-1(c)(2) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the quarterly reporting period ________________ to ________________

 x Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported): February 25, 2015


American Credit Acceptance, LLC
(Exact name of securitizer as specified in its charter)


025-00273
(Commission File Number of securitizer)

0001541777
 (Central Index Key Number of securitizer)

Timothy MacPhail
American Credit Acceptance, LLC
961 East Main Street
Spartanburg, South Carolina 29302
(864) 256-2150
(Name, address and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) x






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


American Credit Acceptance, LLC


(Securitizer)



By:
/s/ Timothy MacPhail
 	 	Name:  Timothy MacPhail
 	 	Title:    Chief Financial Officer



Date: February 25, 2015